SEGMENT INFORMATION - Other Expense, Net by Type (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
Other items:
Transaction costs									$ 5.2	$ 5.0
Net gains on sales of assets	$ (2.1)								(2.1)	(1.1)	$ (1.7)
Net loss from curtailment and settlement of pension obligations							$ 41.4			41.4	0.3
Legal settlements											(0.3)
Loss on sale of product line and related exit costs											10.5
Other expense, net	9.0	$ 10.8	$ 10.2	$ 6.5	$ 4.8	$ 4.6	50.2	$ 5.6	36.5	65.2	68.3
Severance and related costs
Restructuring charges:
Restructuring charges	9.5	8.7	7.3	$ 5.7	4.0	1.9	3.6	5.2	31.2	14.7	52.5
Asset impairment charges and lease cancellation costs
Restructuring charges:
Restructuring charges	$ 0.1	$ 1.8	$ 0.3		$ 1.3	$ 0.7	$ 2.8	$ 0.4	$ 2.2	$ 5.2	$ 7.0